LEASES AND SHIP CHARTERS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 7,337	$ 12,578
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5,256	5,241
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,081	5,256
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 0	$ 2,081